Warrants - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 29, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price		$ 11.5		$ 11.5
Warrants expire date		Jul. 30, 2026		Jul. 30, 2026
Share price		$ 7.42
Change in fair value of warrant liabilities		$ (2,136,000)		$ 64,501,000
Warrant liabilities		$ 60,342,000		$ 62,478,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Aug. 29, 2021		Aug. 29, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable Expired		Jul. 30, 2026		Jul. 30, 2026
Class or warrant issued price per share	$ 0.1
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrant liabilities		$ 2,100,000
Triggering Share Price One [Member]
Class of Warrant or Right [Line Items]
Warrants redemption price		$ 0.01		$ 0.01
Share price		18		18
Triggering Share Price Two [Member]
Class of Warrant or Right [Line Items]
Warrants redemption price		0.1		0.1
Share price		$ 10		$ 10
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	17,299,983	17,800,000		17,800,000
Class of warrant or right number of securities called by each warrant or right	10,638
Class or warrant issued price per share	$ 0.1
Number of Securities Called by Warrants or Rights	10,638
Proceeds from Warrant Exercises	$ 100,000
Class Of Warrants and Rights Issued During the Period	15,876,341
Payment for Redemption of warrants	$ 100,000
Class of Warrant or Right, Unissued	1,413,004
Warrants and Rights Outstanding				$ 0
Public Warrants [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Number of shares issued in exchange of warrants	4,826,339
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right number of securities called by each warrant or right				1